ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

January 4, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668
Loncar Cancer Immunotherapy ETF (S000050740)
Loncar China BioPharma ETF (S000062680)
Roundhill Acquirers Deep Value ETF (S000046243)
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in Appendix A, hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in Post-Effective Amendment No. 670 to the Trust’s Registration Statement on Form N‑1A, which was electronically filed with the Commission on December 23, 2020.
If you have any questions, please do not hesitate to contact me at (414) 765-5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary

Appendix A
Loncar Cancer Immunotherapy ETF
Loncar China BioPharma ETF
Roundhill Acquirers Deep Value ETF